SHARE-BASED COMPENSATION - Schedule of total expensed for share based payment plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 13,767	$ 11,248	$ 9,251
Non-executive directors' remuneration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	229	238	246
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	364	703	1,654
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	5,725	4,153	4,006
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 7,449	$ 6,154	$ 3,345